Financial instruments (Details Narrative)	12 Months Ended
	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Cash flow risk, description	The Company is exposed to interest rate cash flow risk on promissory notes payable of $100,000, which incur a variable interest rate of prime plus 1%; $2,421,842 (SGD $2,500,000), which incur a variable interest rate of Singapore prime plus 1%. A hypothetical change of 1% on interest rates would increase or decrease net loss by $25,000.
Variable interest rate notes		$ 100,000
Fixed interest rate notes		6,242,826
Variable interest rate notes		$ 2,421,842
Variable interest rate		1.00%	1.00%	1.00%
Financial assets and liabilities include cash			$ 2,274	$ 1,372
Accounts payable			74,999	$ 120,905
Promissory notes payable		$ 2,163,368			$ 2,163,368	$ 2,163,368
Loan payable			3,000,000
Increase decrease in net loss		$ 315,000
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Promissory notes payable			1,482,000
Loan payable			$ 2,500,000
Interest payable	$ 300,000